GECAS Transaction - Schedule of Consideration Transferred (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 01, 2021	Oct. 29, 2021	Dec. 31, 2021
Ordinary share capital
Business Acquisition [Line Items]
GECAS Transaction, stock issued during period (in shares)			111,500,000
GE Capital Aviation Services
Business Acquisition [Line Items]
Cash consideration	$ 22,583,992
111,500,000 AerCap ordinary shares issued multiplied by AerCap closing share price per share of $59.04 on October 29, 2021	6,582,960
AerCap notes issued to GE	1,000,000
Consideration transferred	$ 30,166,952	$ 30,200,000
Business acquisition, share price (in USD per share)		$ 59.04
GE Capital Aviation Services | Ordinary share capital
Business Acquisition [Line Items]
GECAS Transaction, stock issued during period (in shares)	111,500,000